Stock-based Compensation - Schedule of RSU Activity (Details) - Restricted Stock Units (RSUs) $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($) shares
Number of RSUs
Beginning balance (in shares)	1,459,280
Granted during the year (in shares)	299,577
Forfeited during the year (in shares)	(331,472)
Vested during the year (in shares)	(366,553)
Ending balance (in shares)	1,060,832
Intrinsic value
Intrinsic value, outstanding | $	$ 2,079